SHARE-BASED COMPENSATION - Business Unit Equity Awards and SBC Expense (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2020 RUB (₽)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2018 RUB (₽)	Sep. 30, 2020 USD ($)
SHARE-BASED COMPENSATION
Unrecognized compensation expense	₽ 1,499						$ 20.3
Share-based compensation expense recognized (in dollars or rubles)			₽ 15,728	$ 212.9	₽ 9,855	₽ 6,552
Additional share based compensation expense	₽ 1,069	$ 14.5
Business unit equity awards - Related to the options to acquire depository receipts
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)			2,500,000	2,500,000
Maximum percentage of issued share capital authorized for issuance of share based awards			20.00%	20.00%
Share-based compensation expense recognized (in dollars or rubles)			₽ 895	$ 12.1	₽ 421	₽ 564
RSUs
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)			10,517,968	10,517,968	9,235,579
2018 plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards			5.70%	5.70%
Share-based compensation expense recognized (in dollars or rubles)			₽ 2,295	$ 31.1	₽ 1,204